UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     Mar. 31, 2005
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Advance Capital Management, Inc.
Address:  	One Towne Square, Suite 444
            Southfield, MI  48076-3704

Form 13F File Number:   28-6474
                       -----------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert J. Cappelli
Title:    Vice-President
Phone:    (248) 350-8543

Signature, Place, and Date of Signing:

/s/ Robert J. Cappelli       	                Southfield, MI   	   5/10/05
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[  ]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number                       Name
               28-115                       T. Rowe Price
     ----------------------------         ------------------
     [Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:          128
                                          -----------------
Form 13F Information Table Value Total:   $     44,665
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               Form 13F File Number            Name

       --------            ----------------------          --------------
[Repeat as necessary.]

                                         SUMMARY TABLE
                                         31-Mar-05


                                                  TITLE               VALUE                                      VOTING
                                                  OF                  IN         SHARES/ SH/ PUT/  INVESTMT      SOLE
        NAME OF ISSUER                            CLASS   CUSIP       $1,000'S   PRN AMT PRN CALL  DSCRETN  MGRS AUTHORITY
ADBE    Adobe Systems Inc                         COM     00724F101   13         200               SOLE          200
AA      Alcoa Inc                                 COM     013817101   24         800               SOLE          800
ADI     Analog Devices Inc                        COM     032654105   448        12,400            SOLE          12,400
ADP     Automatic Data Processing Inc             COM     053015103   13         300               SOLE          300
AIG     American International Group Inc          COM     026874107   18         331               SOLE          331
AMAT    Applied Materials Inc                     COM     038222105   24         1,200             SOLE          1,200
AMGN    Amgen Inc                                 COM     031162100   646        11,100            SOLE          11,100
APOL    Apollo Group Inc                          COM     037604105   415        5,600             SOLE          5,600
AVP     Avon Products Inc                         COM     054303102   343        8,000             SOLE          8,000
AZO     Autozone Inc                              COM     053332102   369        4,300             SOLE          4,300
BA      Boeing Co                                 COM     097023105   23         400               SOLE          400
BAC     Bank of America Corp                      COM     060505104   189        4,300             SOLE          4,300
BBBY    Bed Bath & Beyond Inc                     COM     075896100   357        10,500            SOLE          10,500
BBY     Best Buy Co Inc                           COM     086516101   258        6,600             SOLE          6,600
BDX     Becton Dickinson & Co                     COM     075887109   408        7,000             SOLE          7,000
BIIB    Biogen Idec Inc                           COM     09062X103   112        4,000             SOLE          4,000
BK      Bank of New York Co Inc/The               COM     064057102   12         400               SOLE          400
BMET    Biomet Inc                                COM     090613100   301        8,300             SOLE          8,300
BRK/A   Berkshire Hathaway Inc                    COM     084670108   347        4                 SOLE          4
BSC     Bear Stearns Cos Inc/The                  COM     073902108   290        2,900             SOLE          2,900
BSX     Boston Scientific Corp                    COM     101137107   334        11,400            SOLE          11,400
BUD     Anheuser-Busch Cos Inc                    COM     035229103   467        9,850             SOLE          9,850
C       Citigroup Inc                             COM     172967101   588        11,270            SOLE          11,270
CAH     Cardinal Health Inc                       COM     14149Y108   461        8,257             SOLE          8,257
CCU     Clear Channel Communications Inc          COM     184502102   490        14,200            SOLE          14,200
CD      Cendant Corp                              COM     151313103   451        22,000            SOLE          22,000
CINF    Cincinnati Financial Corp                 COM     172062101   412        9,450             SOLE          9,450
CMCSA   Comcast Corp                              COM     20030N101   84         2,500             SOLE          2,500
CMCSK   Comcast Corp                              COM     20030N200   220        6,500             SOLE          6,500
COF     Capital One Financial Corp                COM     14040H105   411        5,500             SOLE          5,500
COH     Coach Inc                                 COM     189754104   815        14,400            SOLE          14,400
COP     ConocoPhillips                            COM     20825C104   211        2,900             SOLE          2,900
CSCO    Cisco Systems Inc                         COM     17275R102   821        45,900            SOLE          45,900
CTAS    Cintas Corp                               COM     172908105   421        10,200            SOLE          10,200
CTXS    Citrix Systems Inc                        COM     177376100   453        19,000            SOLE          19,000
CVX     ChevronTexaco Corp                        COM     166764100   391        6,700             SOLE          6,700
DD      EI Du Pont de Nemours & Co                COM     263534109   20         400               SOLE          400
DELL    Dell Inc                                  COM     24702R101   738        19,200            SOLE          19,200
DGX     Quest Diagnostics Inc                     COM     74834L100   494        4,700             SOLE          4,700
DHR     Danaher Corp                              COM     235851102   851        8,100             SOLE          8,100
DIS     Walt Disney Co                            COM     254687106   142        1,350             SOLE          1,350
DRI     Darden Restaurants Inc                    COM     237194105   613        12,300            SOLE          12,300
DUK     Duke Energy Corp                          COM     264399106   24         849               SOLE          849
EBAY    eBay Inc                                  COM     278642103   887        23,800            SOLE          23,800
ECL     Ecolab Inc                                COM     278865100   456        13,800            SOLE          13,800
EOG     EOG Resources Inc                         COM     26875P101   331        6,800             SOLE          6,800
ERTS    Electronic Arts Inc                       COM     285512109   540        10,400            SOLE          10,400
ESRX    Express Scripts Inc                       COM     302182100   401        4,600             SOLE          4,600
F       Ford Motor Co                             COM     345370860   37         699               SOLE          699
FDC     First Data Corp                           COM     319963104   464        11,800            SOLE          11,800
FISV    Fiserv Inc                                COM     337738108   223        9,800             SOLE          9,800
FITB    Fifth Third Bancorp                       COM     316773100   397        9,200             SOLE          9,200
FNM     Fannie Mae                                COM     313586109   414        7,600             SOLE          7,600
FRX     Forest Laboratories Inc                   COM     345838106   233        6,300             SOLE          6,300
GCI     Gannett Co Inc                            COM     364730101   32         400               SOLE          400
GDW     Golden West Financial Corp                COM     381317106   378        6,250             SOLE          6,250
GE      General Electric Co                       COM     369604103   828        22,960            SOLE          22,960
GILD    Gilead Sciences Inc                       COM     375558103   290        8,100             SOLE          8,100
GIS     General Mills Inc                         COM     370334104   418        8,500             SOLE          8,500
GM      General Motors Corp                       COM     370442105   4          351               SOLE          351
HD      Home Depot Inc                            COM     437076102   375        9,800             SOLE          9,800
HDI     Harley-Davidson Inc                       COM     412822108   450        7,800             SOLE          7,800
HET     Harrah's Entertainment Inc                COM     413619107   391        6,050             SOLE          6,050
HRB     H&R Block Inc                             COM     093671105   395        7,800             SOLE          7,800
IGT     International Game Technology             COM     459902102   408        15,300            SOLE          15,300
INTC    Intel Corp                                COM     458140100   595        25,600            SOLE          25,600
JNJ     Johnson & Johnson                         COM     478160104   705        10,500            SOLE          10,500
JPM     JPMorgan Chase & Co                       COM     46625H100   20         400               SOLE          400
KLAC    Kla-Tencor Corp                           COM     482480100   460        10,000            SOLE          10,000
KO      Coca-Cola Co/The                          COM     191216100   256        6,150             SOLE          6,150
KRB     MBNA Corp                                 COM     55262L100   400        16,300            SOLE          16,300
KSS     Kohl's Corp                               COM     500255104   264        5,100             SOLE          5,100
LLTC    Linear Technology Corp                    COM     535678106   471        12,300            SOLE          12,300
LOW     Lowe's Cos Inc                            COM     548661107   439        7,700             SOLE          7,700
LXK     Lexmark International Inc                 COM     529771107   448        5,600             SOLE          5,600
MCK     McKesson Corp                             COM     58155Q103   427        11,300            SOLE          11,300
MDT     Medtronic Inc                             COM     585055106   530        10,400            SOLE          10,400
MERQ    Mercury Interactive Corp                  COM     589405109   100        3,500             SOLE          3,500
MHS     Medco Health Solutions Inc                COM     58405U102   3          60                SOLE          60
MMM     3M Co                                     COM     88579Y101   334        3,900             SOLE          3,900
MRK     Merck & Co Inc                            COM     589331107   13         400               SOLE          400
MSFT    Microsoft Corp                            COM     594918104   826        34,200            SOLE          34,200
MXIM    Maxim Integrated Products Inc             COM     57772K101   473        11,600            SOLE          11,600
NKE     Nike Inc                                  COM     654106103   425        5,100             SOLE          5,100
NTAP    Network Appliance Inc                     COM     64120L104   373        13,500            SOLE          13,500
NXTL    Nextel Communications Inc                 COM     65332V103   88         5,000             SOLE          5,000
OMC     Omnicom Group                             COM     681919106   469        5,300             SOLE          5,300
ORCL    Oracle Corp                               COM     68389X105   34         2,700             SOLE          2,700
PAYX    Paychex Inc                               COM     704326107   435        13,250            SOLE          13,250
PEP     PepsiCo Inc                               COM     713448108   254        4,800             SOLE          4,800
PFE     Pfizer Inc                                COM     717081103   658        25,075            SOLE          25,075
PG      Procter & Gamble Co                       COM     742718109   663        12,500            SOLE          12,500
PGR     Progressive Corp/The                      COM     743315103   413        4,500             SOLE          4,500
QCOM    Qualcomm Inc                              COM     747525103   505        13,800            SOLE          13,800
QLGC    QLogic Corp                               COM     747277101   344        8,500             SOLE          8,500
RD      Royal Dutch Petroleum Co                  COM     780257804   24         400               SOLE          400
SBUX    Starbucks Corp                            COM     855244109   404        7,800             SOLE          7,800
SDS     Sungard Data Systems Inc                  COM     867363103   269        7,800             SOLE          7,800
SFA     Scientific-Atlanta Inc                    COM     808655104   395        14,000            SOLE          14,000
SLM     SLM Corp                                  COM     78442P106   398        8,000             SOLE          8,000
SNDK    SanDisk Corp                              COM     80004C101   89         5,000             SOLE          5,000
SNV     Synovus Financial Corp                    COM     87161C105   404        14,500            SOLE          14,500
SPLS    Staples Inc                               COM     855030102   655        20,850            SOLE          20,850
STJ     St Jude Medical Inc                       COM     790849103   396        11,000            SOLE          11,000
STT     State Street Corp                         COM     857477103   49         1,120             SOLE          1,120
SYK     Stryker Corp                              COM     863667101   402        9,000             SOLE          9,000
SYMC    Symantec Corp                             COM     871503108   380        17,800            SOLE          17,800
SYY     Sysco Corp                                COM     871829107   433        12,100            SOLE          12,100
TGT     Target Corp                               COM     87612E106   416        7,900             SOLE          7,900
TMK     Torchmark Corp                            COM     891027104   391        7,500             SOLE          7,500
TRB     Tribune Co                                COM     896047107   351        8,800             SOLE          8,800
TWX     Time Warner Inc                           COM     887317105   97         5,550             SOLE          5,550
TYC     Tyco International Ltd                    COM     902124106   108        3,200             SOLE          3,200
UNH     UnitedHealth Group Inc                    COM     91324P102   773        8,100             SOLE          8,100
UPS     United Parcel Service Inc/Georgia         COM     911312106   313        4,300             SOLE          4,300
UTX     United Technologies Corp                  COM     913017109   264        2,600             SOLE          2,600
UVN     Univision Communications Inc              COM     914906102   418        15,100            SOLE          15,100
VOD     Vodafone Group PLC                        COM     92857W100   18         675               SOLE          675
WAG     Walgreen Co                               COM     931422109   315        7,100             SOLE          7,100
WEC     Wisconsin Energy Corp                     COM     976657106   6          299               SOLE          299
WFC     Wells Fargo & Co                          COM     949746101   227        3,800             SOLE          3,800
WLP     WellPoint Inc                             COM     94973V107   301        2,400             SOLE          2,400
WMT     Wal-Mart Stores Inc                       COM     931142103   676        13,500            SOLE          13,500
WWY     WM Wrigley Jr Co                          COM     982526105   269        4,100             SOLE          4,100
WYE     Wyeth                                     COM     983024100   8          200               SOLE          200
XLNX    Xilinx Inc                                COM     983919101   205        7,000             SOLE          7,000
XOM     Exxon Mobil Corp                          COM     30231G102   495        8,294             SOLE          8,294
YHOO    Yahoo! Inc                                COM     984332106   419        14,200            SOLE          14,200

                                                                      44,665



* PLEASE NOTE THAT T. ROWE PRICE ASSOCIATES IS THE SUB-ADVISOR FOR THE STOCKS IN THE ADVANCE CAPITAL I BALANCED FUND AND EQUITY GROWTH FUND. THEY HAVE FILED THESE SECURITIES ON OUR BEHALF ON THEIR
FORM 13F.